Consolidated Statements of Changes in Shareholders Equity (Parenthetical)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Statements Of Changes In Shareholders' Equity [Abstract]
Reverse stock split, Ratio	1-for-20	1-for-20